Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Key management personnel forfeiture payments
Payable in cash		$ 46,367	$ 490,335
Payments to director related entities	171,176
Loans to related parties			$ 2,200,000
Loans